Equity (Details) - Common Stock [Member]	Jun. 30, 2025 $ / shares shares
Equity [Line Items]
Ordinary shares, authorized	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares issued	12,500,000
Ordinary shares outstanding	12,500,000